Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Central Index Key	dei_EntityCentralIndexKey	0000278187
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2017
Prospectus Date	rr_ProspectusDate	Oct. 27, 2016